Net revenues (Tables)	12 Months Ended
Dec. 31, 2021
Net Revenues
Schedule of net revenues by billing

(i)	Gross billing reconciliation
	2021	2020	2019
Gross billing	2,974,850	2,138,786	2,552,275
Billing from products	2,898,210	2,074,203	2,473,534
Billing from freight and insurance services	76,640	64,583	78,741
Taxes on sales	(347,311)	(184,714)	(216,141)
Return of products sales	(5,429)	(3,143)	(3,419)
Net revenues	2,622,110	1,950,929	2,332,715

Schedule of net revenues from products

(ii)	Net revenues breakdown
	2021	2020	2019
Zinc	1,844,632	1,323,287	1,592,050
Lead	223,341	161,964	259,238
Copper	305,793	197,756	174,697
Silver	69,691	58,568	63,867
Other products	102,013	144,771	164,122
Freight and insurance services	76,640	64,583	78,741
Net revenues	2,622,110	1,950,929	2,332,715

Taxes on sales	347,311	184,714	216,141
Return of products sales	5,429	3,143	3,419
Gross billing	2,974,850	2,138,786	2,552,275

Schedule of revenues by geographical location

(i)	Net revenues by geographical location
	2021	2020	2019
Peru	774,735	485,850	595,601
Brazil	753,280	583,141	625,033
United States	119,564	116,717	159,672
South Korea	118,596	77,429	95,913
Luxembourg	97,462	76,072	145,493
Argentina	93,107	56,165	60,850
Switzerland	78,770	68,912	101,636
Japan	58,296	46,719	71,352
Singapore	56,879	76,724	99,488
Colombia	54,325	34,768	37,149
Chile	54,044	48,969	80,849
Taiwan	53,752	28,764	33,551
Austria	45,057	35,197	39,897
Turkey	34,493	25,005	33,905
Malaysia	25,681	13,948	6,535
South Africa	25,126	-	1,892
Netherlands	17,693	11,740	9,381
Ecuador	15,652	9,095	13,012
Italy	14,834	9,895	9,000
Vietnam	14,555	10,798	3,142
Belgium	13,690	30,174	25,500
Indonesia	11,774	8,609	1,098
Guatemala	11,101	4,738	7,094
Germany	7,297	33,869	20,749
Other	72,347	57,631	54,923
Net revenues	2,622,110	1,950,929	2,332,715

Schedule of revenues by currency
(ii)	Net revenues by currency
	2021	2020	2019
USD	1,914,905	1,388,746	1,731,765
Brazilian Real (“BRL”)	707,205	562,183	600,950
Net revenues	2,622,110	1,950,929	2,332,715